Debt - Capital Securities, 2016 Notes and Bridge Facility (Details) $ in Thousands, € in Millions		1 Months Ended						12 Months Ended
	Jul. 15, 2014	Feb. 28, 2015 USD ($)	Jan. 31, 2015 EUR (€)	Jan. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)	Jul. 31, 2014 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jan. 31, 2015 USD ($)	Jul. 31, 2014 USD ($)	Dec. 31, 2009 EUR (€)	Dec. 31, 2009 USD ($)
Debt
Principal						$ 3,034,533		$ 8,437,105	$ 3,034,533
Make-whole premium paid on redemption of debt								79,526	88,628
Interest expense								457,984	262,220	$ 217,128
Capital Securities due 2066
Debt
Amount of securities tendered for purchase			€ 704.5								$ 796,400
Amount paid to redeem securities tendered for purchase			€ 816.9	$ 869,800
Principal						910,575		$ 49,530	910,575
Redemption price (as a percent)								100.00%
Interest expense								$ 8,550	85,250	85,881
Unamortized debt issuance costs written off								$ 4,295
Capital Securities due 2066 | Through March 31, 2016
Debt
Stated interest rate (as a percent)								8.25%
Capital Securities due 2066 | EURIBOR | After March 31, 2016
Debt
Spread added to reference rate to determine variable rate (as a percent)								5.05%
5.375% Senior Secured Notes due 2016
Debt
Principal													€ 750.0	$ 816,500
Stated interest rate (as a percent)													5.375%	5.375%
Make-whole premium paid on redemption of debt						88,600
Interest expense									45,864	$ 49,770
Unamortized debt issuance costs written off						3,200			3,182
Gain recognized on settlement									10,103
5.375% Senior Secured Notes due 2016 | Interest Rate Swaps | Designated Hedges | Fair Value Hedges
Debt
Notional value of derivatives settled					€ 150.0	182,100
Gain recognized on settlement						10,100			10,100
Bridge Facility
Debt
Credit facility term							364 days
Principal												$ 10,700
Fees incurred							€ 59.1					$ 80,500
Interest expense								$ 23,717	47,577
Estimated duration	11 months 15 days
Ticking fee (as a percent)	0.25%
Additional fees incurred						$ 31,100			31,100
Unamortized debt issuance costs written off		$ 34,500						$ 34,526	$ 17,023
Bridge Facility | Euros
Debt
Percentage denominated in specified currency							45.00%					45.00%
Bridge Facility | U.S. dollars
Debt
Percentage denominated in specified currency							55.00%					55.00%